SHARE-BASED COMPENSATION (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION
Summary of award activity

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted

Outstanding, December 31, 2014	13,626	440

Additional authorized shares	-	-
Granted	-	-
Exercised options or vested shares	(194)	(11)
Canceled or forfeited	(1,426)	-

Outstanding, March 31, 2015	12,006	429

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted
Outstanding, December 31, 2014	13,626	440
Additional authorized shares	—	—
Granted	6,097	—
Exercised options or vested shares	(315)	(22)
Canceled or forfeited	(1,694)	(1)
Outstanding, June 30, 2015	17,714	417

A summary of award activity is as follows (in thousands):

	Stock Options	Restricted Stock
	Granted	Granted
Outstanding, December 31, 2013	8,872	404
Additional authorized shares	—	—
Granted	5,523	342
Merger conversion	1,095	—
Exercised options or vested shares	(971)	(201)
Canceled or forfeited	(893)	(105)
Outstanding, December 31, 2014	13,626	440

Schedule of weighted-average assumptions, stock options

	Six months ended
	June 30,
	2015	2014
Risk-free interest rate	1%	1%
Expected life of options (in years)	4	4
Expected volatility	43%	54%
Expected dividend yield	0%	0%

	Year ended
	December 31,
	2014	2013	2012
Risk-free interest rate	1%	1%	1%
Expected life of options (in years)	4	4	6
Expected volatility	54%	61%	62%
Expected dividend yield	0%	0%	0%

Summary of option activity

	Number of Common Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Life Remaining (years)	Aggregate Intrinsic Value (in thousands)

Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148

Granted	-	-
Exercised	(194)	5.39
Canceled or forfeited	(1,426)	10.80

Outstanding, March 31, 2015	12,006	$7.30	6.6	$12,095

Vested and expected to vest, March 31, 2015	10,864	$7.28	6.3	$11,403

Exercisable, March 31, 2015	6,221	$7.31	4.4	$7,990

			Weighted
	Number of	Weighted Average	Average Life	Aggregate
	Common Shares	Exercise Price	Remaining	Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148
Granted	6,097	7.74
Exercised	(315)	5.39
Canceled or forfeited	(1,694)	10.13
Outstanding, June 30, 2015	17,714	$7.48	7.0	$12,446
Vested and expected to vest, June 30, 2015	14,717	$7.43	6.8	$11,780
Exercisable, June 30, 2015	6,651	$7.30	4.4	$8,785

			Weighted
	Number of	Weighted Average	Average Life	Aggregate
	Common Shares	Exercise Price	Remaining	Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Outstanding, December 31, 2013	8,872	$7.54	5.9	$27,301
Granted	5,523	7.54
Merger conversion	1,095	6.43
Exercised	(971)	5.43
Canceled or forfeited	(893)	6.89
Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148
Vested and expected to vest, December 31, 2014	12,358	$7.65	6.2	$8,689
Exercisable, December 31, 2014	6,771	$8.00	3.7	$6,246

Unused Elements Abstract
Summary of non-vested share awards

	Shares Outstanding (in thousands)	Weighted Average Grant Date Fair Value (per share)

Outstanding, December 31, 2014	440	$7.11

Granted	-	-
Vested	(11)	7.09
Forfeited	-	7.09
Outstanding, March 31, 2015	429	$7.11

		Weighted
	Shares	Average Grant
	Outstanding	Date Fair Value
	(in thousands)	(per share)
Outstanding, December 31, 2013	404	$7.05
Granted	342	7.12
Vested	(201)	7.11
Forfeited	(105)	6.91
Outstanding, December 31, 2014	440	$7.11

Schedule of information about stock options outstanding and exercisable

			Weighted
	Number of	Weighted Average	Average Life	Aggregate
	Common Shares	Exercise Price	Remaining	Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Outstanding, December 31, 2013	8,872	$7.54	5.9	$27,301
Granted	5,523	7.54
Merger conversion	1,095	6.43
Exercised	(971)	5.43
Canceled or forfeited	(893)	6.89
Outstanding, December 31, 2014	13,626	$7.64	6.5	$9,148
Vested and expected to vest, December 31, 2014	12,358	$7.65	6.2	$8,689
Exercisable, December 31, 2014	6,771	$8.00	3.7	$6,246

		Options Outstanding			Options Exercisable
			Weighted
			Average	Weighted		Weighted
		Number	Remaining	Average	Number	Average
		Outstanding	Contract	Exercise	Exercisable	Exercise
Range of Exercise Prices		(000’s)	Life (Years)	Prices	(000’s)	Price
$—	$5.99	2,418	6.0	$4.46	2,047	$4.33
6.00	8.99	9,008	7.8	7.34	2,531	7.17
9.00	12.99	1,007	2.9	9.99	1,000	9.99
13.00	13.99	783	0.1	13.98	783	13.98
14.00	14.99	160	1.4	14.22	160	14.22
15.00	15.99	125	1.4	15.16	125	15.16
16.00	18.99	125	1.5	16.63	125	16.63
		13,626			6,771